RELATED PARTY TRANSACTIONS (Schedule of Equity Transaction with Related Party) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Parent Company [Member]
Related Party Transaction [Line Items]
Amount of cash consideration						$ 2,766
Beijing Dayun Culture Communication Co. Ltd. [Member]
Related Party Transaction [Line Items]
Percentage of economic ownership to be sold		20.00%		20.00%
Beijing Dayun Culture Communication Co. Ltd. [Member] | AM Lianhe [Member]
Related Party Transaction [Line Items]
Percentage of economic ownership to be sold	20.00%
Amount of cash consideration	$ 2,766		[1]		[1]	$ 2,766	[1]

[1]	In August 2014, the Group sold 20% equity interest in AirMedia Lianhe, a wholly-owned subsidiary, to Dayun Culture, with a consideration of $2,766.